Events after the reporting period	12 Months Ended
Mar. 31, 2022
Events After The Reporting Period [Abstract]
Events after the reporting period
37.	Events after the reporting period

a)	On April 11, 2022, the Company acquired CAS Group.

b)	On May 20, 2022, the Company acquired Rizing.
Refer to Note 7 for additional details on acquisitions completed after March 31, 2022.